Organization and Description of Business (Details Narrative) (GGLG PROPERTIES PTY. LTD) (10-K)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Area of land, description	GLG is the owner and operator of 11 Aldinga Street, Brendale, Queensland, 4500, Australia. The facility has an area of 21,000 square feet with single floor buildings and is leased to Prema Life. The immediate plan is to build a double story building of 37,673 square feet for office, production and logistical support of Prema Life. The design and planning for this are in process at present.	GGLG is the owner and operator of 11 Aldinga Street, Brendale, Queensland, 4500, Australia. The facility has an area of 21,000 square feet with single floor buildings and is leased to Prema Life. The immediate plan is to build a double story building of 37,673 square feet for office, production and logistical support of Prema Life Pty Ltd. The design and planning for this are in process at present.